Note 17 - Other Charges (Details) - Changes in Restructuring Provision for the Fiscal 2014 Restructuring Plan (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014
Fiscal 2015 Restructuring Plan [Member] | Workforce Reduction [Member]
Restructuring Cost and Reserve [Line Items]
Balance	$ 226
Accruals and adjustments	464
Cash draw downs	(238)
Fiscal 2015 Restructuring Plan [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Balance	220
Accruals and adjustments	224
Cash draw downs	(4)
Fiscal 2015 Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Accruals and adjustments	27
Cash draw downs	(27)
Fiscal 2015 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Balance	446
Accruals and adjustments	715
Cash draw downs	(269)
Fiscal 2014 Restructuring Plan [Member] | Workforce Reduction [Member]
Restructuring Cost and Reserve [Line Items]
Balance		52
Accruals and adjustments	64
Cash draw downs	(116)
Fiscal 2014 Restructuring Plan [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Balance	25	96
Accruals and adjustments	36
Cash draw downs	(99)
Foreign exchange	(8)
Fiscal 2014 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Balance	25	148
Accruals and adjustments	100
Cash draw downs	(215)
Foreign exchange	$ (8)